Cover Page	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	Sezzle Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41781
Entity Tax Identification Number	81-0971660
Entity Address, Address Line One	700 Nicollet Mall
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
Country Region	+1
City Area Code	651
Local Phone Number	240 6001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001662991
Amendment Flag	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SEZL
Security Exchange Name	NASDAQ